Treasury shares - Schedule of Treasury Shares (Detail) - GBP (£) shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Treasury shares transaction [line items]
Beginning Balance	2,160	1,864
Purchase of treasury shares	3,273	3,991
Release of treasury shares	(4,754)	(3,695)
Ending Balance	679	2,160
Beginning Balance	£ 19	£ 15
Purchase of treasury shares	33	35
Release of treasury shares	(45)	(31)
Ending Balance	£ 7	£ 19